owners' equity - Terrion (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subsidiaries with significant non-controlling interests
Non-controlling interest, Net	$ 1,261
Consolidated statement of changes in owners' equity effects	531	$ 20
Contributed surplus
Subsidiaries with significant non-controlling interests
Consolidated statement of changes in owners' equity effects	456	59
Non-controlling interests
Subsidiaries with significant non-controlling interests
Consolidated statement of changes in owners' equity effects	$ (28)	$ (39)
Terrion wireless tower infrastructure
Subsidiaries with significant non-controlling interests
Period from date of establishment for privatization	160 days
Voting interest	50.10%
Economic interest	50.10%
Net cash proceeds, Issue of equity	$ 1,261
Non-controlling interest, Issue of equity	1,261
Net cash proceeds, Other	(15)
Income taxes, Other	2
Non-controlling interest, Other	(13)
Net cash proceeds, Net	1,246
Income taxes, Net	2
Non-controlling interest, Net	1,248
Consolidated statement of changes in owners' equity effects	1,248
Terrion wireless tower infrastructure | Contributed surplus
Subsidiaries with significant non-controlling interests
Consolidated statement of changes in owners' equity effects	458
Terrion wireless tower infrastructure | Non-controlling interests
Subsidiaries with significant non-controlling interests
Consolidated statement of changes in owners' equity effects	$ 790